Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue
	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Type of goods or services
I-Guarding Services	5,805,015	5,218,678
Man Guarding Services	75,798	44,278
Others	95,096	130,888
	5,975,909	5,393,844

	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Timing of transfer of goods or services
At a point of time	95,096	395,369
Over time	5,880,813	4,998,475
	5,975,909	5,393,844